CHANGE IN SHAREHOLDING OF THE SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Effects of Changes in Company's Ownership Interest
The schedule below discloses the effects of changes in Melco’s ownership
interest in MRP and Studio City International on Melco’s equity:

	Year Ended December 31,
	2019	2018	2017
Net income attributable to Melco Resorts & Entertainment Limited	$373,173	$340,299	$344,828
t ransfers (to) from noncontrolling interests:

The Philippine subsidiaries
Decrease in additional paid-in capital resulting from the issuance of common shares of MRP to independent directors	(30)	—	—
Decrease in additional paid-in capital resulting from purchases of common shares of MRP from the open market and the Tender Offer	—	(140,999)	—
Decrease in additional paid-in capital resulting from the vesting of restricted shares under the MRP Share Incentive Plan	—	(573)	(67)
Increase in additional paid-in capital resulting from the exercise of share options under the MRP Share Incentive Plan	—	—	96

Sub-total	(30)	(141,572)	29

Studio City International
Decrease in additional paid-in capital resulting from an initial public offering of Studio City International	—	(31,845)	—

Sub-total	—	(31,845)	—

Changes from net income attributable to Melco Resorts & Entertainment Limited’s shareholders and transfers from noncontrolling interests	$373,143	$166,882	$344,857